Commitments, contingent liabilities and contingent assets - Legal proceedings (Details) $ in Thousands, ¥ in Millions	1 Months Ended											2 Months Ended	12 Months Ended
	Dec. 31, 2025 patent claim	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023	Aug. 31, 2022	Jul. 31, 2022	Apr. 30, 2022 USD ($)	Aug. 31, 2017 lawsuit	Dec. 31, 2025 plaintiff patent claim	Nov. 30, 2025 USD ($) employee patent	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Sep. 30, 2025 lawsuit	Mar. 31, 2025 patent	Jul. 31, 2020 USD ($)	Aug. 31, 2019 subsidiary entity	Oct. 31, 2012 agreement
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of royalty-bearing patent license agreements | agreement																					2
Lokelma US patent proceedings
Commitments and contingent liabilities
Number of generic manufacturers that entity has initiated litigations against									5
Number of generic manufacturers with which settlement agreements have been entered into													5
Forxiga patent proceedings, Australia
Commitments and contingent liabilities
Number of patents claimed to be infringed | patent	1
Tagrisso patent proceedings, Russia
Commitments and contingent liabilities
Number of appeals prior to dismissal					2
Seroquel XR antitrust litigation
Commitments and contingent liabilities
Settlements paid			$ 97,000
Number of generic manufacturers whose claims have been dismissed										1
Number of generic manufacturers with which settlement agreements have been entered into				1
Enhertu patent proceedings
Commitments and contingent liabilities
Percentage of royalties on sales to pay to counterparty								8.00%
Damages awarded, Value											$ 41,820
Number of proceedings in which counterparty has disclaimed all patents	1												1
Arbitration related to Definiens acquisition
Commitments and contingent liabilities
Amount of claim																			$ 140,000
Damages awarded, Value							$ 46,000
US employment litigation
Commitments and contingent liabilities
Number of claims outstanding | claim	1												1
US Pay equity litigation
Commitments and contingent liabilities
Number of plaintiffs involved in lawsuit | plaintiff													3
Brazilian Tax Assessment Matter | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Number of subsidiaries involved in legal dispute | subsidiary																				2
Number of other entities involved in legal dispute | entity																				2
Forxiga UK patent proceedings
Commitments and contingent liabilities
Number of patents being challenged | patent																		1
Tagrisso US patent proceedings
Commitments and contingent liabilities
Damages awarded, Value						$ 107,500
Nexium and Losec, Canada product liability litigation
Commitments and contingent liabilities
Number of class action lawsuits | lawsuit												3
Number of lawsuits dismissed | lawsuit																	3
Forxiga patent proceedings, Europe | FRANCE
Commitments and contingent liabilities
Number of patents being challenged | patent														1
Forxiga patent proceedings, Europe | Poland and Portugal
Commitments and contingent liabilities
Number of patents being challenged | patent	1												1
Syntimmune Milestone Litigation, US
Commitments and contingent liabilities
Damages awarded, Value		$ 181,000
Milestone that court concluded has been achieved				$ 130,000
China Personal Information Infringement and Illegal Trade Matters
Commitments and contingent liabilities
Concluded unpaid importation taxes															$ 3,500	¥ 24
Illegal gains made from unlawful collection of personal information														$ 0
Number of proceedings remaining after consolidation	1												1
Number of former employees indicted | employee														1
China Personal Information Infringement and Illegal Trade Matters | Minimum
Commitments and contingent liabilities
Potential fine as a ratio of unpaid importation taxes															1	1
China Personal Information Infringement and Illegal Trade Matters | Maximum
Commitments and contingent liabilities
Potential fine as a ratio of unpaid importation taxes															5	5